Intangible assets and goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information for cash-generating units [line items]
Impairment loss (recovery)	$ 4,964	$ 34,265
Bricks and Mortar
Disclosure of information for cash-generating units [line items]
Goodwill	$ 58,641	58,298
Period of cash flow projections	5 years
Growth rate used to forecast revenue	2.00%
Terminal growth rate used to forecast revenue	2.00%
After-tax discount rate used to forecast cash flows	14.00%
Projected increase in discount rate	1.00%
Discount rate after projected increase	15.00%
Increase (decrease) in recoverable amount after projected increase in discount rate	$ (15,428)
Projected decrease in growth rate	1.00%
Growth rate after projected decrease	1.00%
Increase (decrease) in recoverable amount after projected decrease in growth rate	$ (5,304)
Impairment loss (recovery)	0	0
E-commerce
Disclosure of information for cash-generating units [line items]
Goodwill	$ 14,732	17,905
Period of cash flow projections	5 years
Growth rate used to forecast revenue for 2 years	2.00%
Growth rate used to forecast revenue for 3 years	5.00%
Terminal growth rate used to forecast revenue	2.00%
After-tax discount rate used to forecast cash flows	15.00%
Projected increase in discount rate	2.00%
Discount rate after projected increase	17.00%
Increase (decrease) in recoverable amount after projected increase in discount rate	$ (3,499)
Increase (decrease) in forecasted revenue using growth rate for 2 years	2.00%
Increase (decrease) in forecasted revenue using growth rate for 3 years	5.00%
Growth rate after projected decrease for two years	0.00%
Growth rate after projected decrease for three years	0.00%
Increase (decrease) in recoverable amount after projected decrease in growth rate	$ (5,320)
Impairment loss (recovery)	$ 3,467	$ 10,292